Investment Securities (Schedule of Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - Equity Securities - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months		¥ 289
Gross unrealized losses, Less than 12 months		¥ 27
Fair value, 12 months or longer
Gross unrealized losses, 12 months or longer